Note 8 - Long-Term Incentive Plan (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 06, 2009
Minimum Percentage of Fair Market Value for Non-qualified Stock Option Price			100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			760,000	760,000	760,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				90,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				90,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 91 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	52.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.74%
Allocated Share-based Compensation Expense			$ 12,000	$ 29,000
Ten Percent Shareholders [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price			110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Other Employees [Member]
Minimum Percentage of Fair Market Value for Incentive Stock Option Price			100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number			760,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		90,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	90,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			5 years
Number Of Years After Options Vested, Stock Price Reach Predetermined Vesting Price			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.43
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 91 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	52.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%				0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.74%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			$ 29,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			6 years 211 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 73 days				6 years 98 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 255 days				6 years 281 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 73 days				7 years 98 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 255 days				7 years 281 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Share-Based Compensation Award Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	8 years 73 days				8 years 98 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					60.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.06%
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					61.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.28%
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					61.20%
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			1 year
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			180 days
Avalon Holdings Corporation 2009 Long Term Incentive Plan Member | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						1,300,000